Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	March 31,
	2026	2025
Prepaid expenses, gross	$178,636	$22,682
Prepayment for internal use software costs	802,817	-
Deposits, gross	30,490	28,743
Receivable from disposal of equity security (see Note 15)	85,347	-
Other receivables	764	-
Less: allowance for expected credit loss	(668)	(166)
Total	1,097,386	51,259
Portion classified as non-current asset	(802,817)	-
Current portion	$294,569	$51,259

Prepayment for internal-use software costs of $802,817 was the cost incurred in application development stage. The cost will be capitalized as internal-use software when the preliminary project stage is completed, the management of the Company implicitly and explicitly authorizes and commits to funding the project and it is probable that the project will be completed, and the software will be used to perform the intended function.

The movement of allowances for expected credit loss is as follow:

	March 31,
	2026	2025
Balance at beginning of the year	$(166)	$(165)
Provision	(502)	(1)
Ending balance	$(668)	$(166)